LONG-TERM DEBT (Details) - USD ($)		1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 19, 2014	Dec. 31, 2014	May. 31, 2014	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
BORROWINGS
Total Debt		$ 1,200,000,000		$ 1,180,000,000	$ 1,182,500,000	$ 1,180,000,000	$ 1,200,000,000	$ 103,000,000
Less: original issue discount		(11,213,000)		(12,494,000)	(10,769,000)	(12,494,000)	(11,213,000)
Borrowings		1,188,787,000		1,167,506,000	1,171,731,000	1,167,506,000	1,188,787,000	103,000,000
Less: current portion of long-term debt		(10,000,000)		(10,000,000)	(10,000,000)	(10,000,000)	(10,000,000)	(1,030,000)
Long-term debt, less current portion		1,178,787,000		1,157,506,000	1,161,731,000	1,157,506,000	1,178,787,000	101,970,000
Loss on extinguishment of debt				12,977,000	0	12,977,000	2,725,000
Outstanding indebtedness		1,188,787,000		1,167,506,000	1,171,731,000	1,167,506,000	1,188,787,000	103,000,000
Senior secured term Loan
BORROWINGS
Total Debt		500,000,000		495,000,000	497,500,000	495,000,000	500,000,000
Senior secured notes
BORROWINGS
Total Debt		350,000,000		335,000,000	335,000,000	335,000,000	350,000,000
Less: original issue discount		$ 3,800,000					3,800,000
Debt issuance costs and fees							$ 13,600,000
Debt instrument term							1 year
Notes stated interest percentage		7.75%					7.75%
Senior unsecured notes
BORROWINGS
Total Debt		$ 350,000,000		$ 350,000,000	$ 350,000,000	$ 350,000,000	$ 350,000,000
Less: original issue discount		$ 3,800,000					3,800,000
Debt issuance costs and fees							$ 14,000,000
Notes stated interest percentage		10.00%					10.00%
Senior unsecured notes | Maximum
BORROWINGS
Additional interest rate increase						1.00%
Term Loan
BORROWINGS
Percentage of initial aggregate principal used to calculate quarterly term loan repayment amount		0.50%
Notes stated interest percentage		6.25%		6.25%	6.25%	6.25%	6.25%
Term Loan | LIBOR
BORROWINGS
Variable rate basis					LIBOR	LIBOR	LIBOR
Term Loan | LIBOR | Minimum
BORROWINGS
Variable rate of debt (as a percent)			1.00%		1.00%	1.00%
Revolving Credit Loan
BORROWINGS
Maximum borrowing capacity		$ 50,000,000					$ 50,000,000
Debt instrument term		6 years					5 years
Revolving Credit Loan | LIBOR
BORROWINGS
Interest rate margin		4.75%		4.75%	4.75%	4.75%	4.75%
Revolving Credit Loan | LIBOR | Minimum
BORROWINGS
Variable rate of debt (as a percent)					0.00%	0.00%	0.00%
Senior credit facility
BORROWINGS
Total Debt								$ 103,000,000
Registration rights agreement | Senior unsecured notes | Exchange offer not completed or shelf registration not effective by December 19, 2015 - First following 90 day period
BORROWINGS
Additional interest rate increase	0.25%
Registration rights agreement | Senior unsecured notes | Exchange offer not completed or shelf registration not effective by December 19, 2015 - each subsequent 90 day period
BORROWINGS
Additional interest rate increase	0.25%
Registration rights agreement | Senior unsecured notes | Maximum | Exchange offer not completed or shelf registration not effective by December 19, 2015 - each subsequent 90 day period
BORROWINGS
Maximum additional rate per annum increase	$ 1.00
Credit Facilities
BORROWINGS
Less: original issue discount		$ 7,500,000					$ 7,500,000
Debt issuance costs and fees		$ 13,900,000					$ 13,900,000
Premium on principal repayment					1.00%	1.00%	1.00%
Credit Facilities | Federal funds effective rate
BORROWINGS
Interest rate margin		0.50%		0.50%	0.50%	0.50%	0.50%
Credit Facilities | LIBOR (after taking account of any applicable floor) applicable for an interest period of one month
BORROWINGS
Interest rate margin		1.00%		1.00%	1.00%	1.00%	1.00%
Credit Facilities | Senior secured term Loan
BORROWINGS
Maximum borrowing capacity		$ 500,000,000					$ 500,000,000
Credit Facilities | Senior secured term Loan | LIBOR
BORROWINGS
Interest rate margin		5.25%		5.25%	5.25%	5.25%	5.25%
Credit Facilities | Senior secured notes
BORROWINGS
Debt instrument term		5 years					6 years